SUMMARY OF WARRANT ACTIVITY (Details) - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Warrants, vested, beginning balance	67,459	1,300,430
Weighted average exercise price, vested, beginning balance	$ 60.26	$ 64.80
Warrants, granted	1,125,000
Weighted average exercise price, granted	$ 6.50
Warrants, exercised
Weighted average exercise price, exercised
Warrants, forfeited/cancelled	(67,459)	(1,232,971)
Weighted average exercise price, forfeited/cancelled	$ (60.26)	$ (65.08)
Warrants, vested, ending balance	1,125,000	67,459
Weighted average exercise price, vested, ending balance	$ 6.50	$ 60.26